10-Q Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	May 31, 2023	May 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock balance (in shares)	56,997,350	56,997,350			80,000			80,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01			$ 10			$ 10
Common stock held by subsidiary (in shares)			538,921		538,921
Treasury stock held at cost (in shares)	431,136
Equity	$ 1,094,852			$ 974,769	$ 1,028,589	$ 923,988	$ 897,035	$ 952,844	$ 878,244	$ 778,080
MDU Resources' Common Stock Held by Subsidiary
Class of Stock [Line Items]
Equity	$ 3,600